Interests in Subsidiaries - Additional Information (Details) - GBP (£) £ in Millions, shares in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2011
Disclosure of Significant Investments in Subsidiaries [Line Items]
Ownership held in non-controlling interest		50.00%	50.00%	50.00%
Cash and cash equivalents		£ 2,526	£ 2,602
Restricted cash and cash equivalents		627	170
Inventories		6,094	6,029
Goodwill		44,316	46,163
Trade and other payables		10,761	11,686
Imperial Tobacco Canada
Disclosure of Significant Investments in Subsidiaries [Line Items]
Cash and cash equivalents		595	248
Restricted cash and cash equivalents		445	0
Inventories		117	105
Goodwill		2,335	2,300
Trade and other payables		£ 310	£ 362
PT Bentoel Internasional Investama Tbk
Disclosure of Significant Investments in Subsidiaries [Line Items]
Ownership held in non-controlling interest	92.00%		92.00%
Shares sold in non-controlling interest					984
Percentage of share sold in non-controlling interest					14.00%
Total return swap entered, shares	1,684		971
Percentage of total return swap of issued capital			7.00%
Effective interest recognise of net assets			99.00%
Tisak d.d.
Disclosure of Significant Investments in Subsidiaries [Line Items]
Investment percentage			42.00%